Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2022
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$411,937	$94,203	$317,734	$293	$314,602	$2,839	$111	$317,845
Derivative assets (3)	146,479	2,185	144,294	98,610	21,412	24,272	10,145	154,439
Other financial assets	1,638	304	1,334	11	83	1,240	–	1,334
	$560,054	$96,692	$463,362	$98,914	$336,097	$28,351	$10,256	$473,618
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$360,722	$94,203	$266,519	$293	$265,822	$404	$7,428	$273,947
Derivative liabilities (3)	141,137	2,185	138,952	98,610	19,758	20,584	14,539	153,491
Other financial liabilities	825	304	521	11	–	510	–	521
	$502,684	$96,692	$405,992	$98,914	$285,580	$21,498	$21,967	$427,959

(Millions of Canadian dollars)	As at October 31, 2021
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)
	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$384,439	$77,028	$307,411	$101	$305,071	$2,239	$492	$307,903
Derivative assets (3)	84,595	314	84,281	57,101	12,978	14,202	11,260	95,541
Other financial assets	412	240	172	1	61	110	–	172
	$469,446	$77,582	$391,864	$57,203	$318,110	$16,551	$11,752	$403,616
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$338,737	$77,028	$261,709	$101	$261,135	$473	$492	$262,201
Derivative liabilities (3)	77,514	314	77,200	57,101	10,503	9,596	14,239	91,439
Other financial liabilities	412	240	172	1	–	171	–	172
	$416,663	$77,582	$339,081	$57,203	$271,638	$10,240	$14,731	$353,812

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $20 billion (October 31, 2021 – $12 billion) and non-cash collateral of $316 billion (October 31, 2021 – $307
billion) received for financial assets and cash collateral of $19 billion (October 31, 2021 – $9 billion) and non-cash collateral of $267 billion (October 31, 2021 – $262 billion) pledged for financial liabilities.

(3)	Includes cash margin of $3
billion (October 31, 2021 – $3 billion) that was offset against derivative assets and cash margin of
$8
billion (October 31, 2021 – $3 billion) that was offset against derivative liabilities on the Consolidated Balance Sheets.

Financial Instruments Subject to Enforceable Master Netting Arrangements or Similar Agreements
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2022
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$411,937	$94,203	$317,734	$293	$314,602	$2,839	$111	$317,845
Derivative assets (3)	146,479	2,185	144,294	98,610	21,412	24,272	10,145	154,439
Other financial assets	1,638	304	1,334	11	83	1,240	–	1,334
	$560,054	$96,692	$463,362	$98,914	$336,097	$28,351	$10,256	$473,618
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$360,722	$94,203	$266,519	$293	$265,822	$404	$7,428	$273,947
Derivative liabilities (3)	141,137	2,185	138,952	98,610	19,758	20,584	14,539	153,491
Other financial liabilities	825	304	521	11	–	510	–	521
	$502,684	$96,692	$405,992	$98,914	$285,580	$21,498	$21,967	$427,959

(Millions of Canadian dollars)	As at October 31, 2021
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)
	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$384,439	$77,028	$307,411	$101	$305,071	$2,239	$492	$307,903
Derivative assets (3)	84,595	314	84,281	57,101	12,978	14,202	11,260	95,541
Other financial assets	412	240	172	1	61	110	–	172
	$469,446	$77,582	$391,864	$57,203	$318,110	$16,551	$11,752	$403,616
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$338,737	$77,028	$261,709	$101	$261,135	$473	$492	$262,201
Derivative liabilities (3)	77,514	314	77,200	57,101	10,503	9,596	14,239	91,439
Other financial liabilities	412	240	172	1	–	171	–	172
	$416,663	$77,582	$339,081	$57,203	$271,638	$10,240	$14,731	$353,812

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $20 billion (October 31, 2021 – $12 billion) and non-cash collateral of $316 billion (October 31, 2021 – $307
billion) received for financial assets and cash collateral of $19 billion (October 31, 2021 – $9 billion) and non-cash collateral of $267 billion (October 31, 2021 – $262 billion) pledged for financial liabilities.

(3)	Includes cash margin of $3
billion (October 31, 2021 – $3 billion) that was offset against derivative assets and cash margin of
$8
billion (October 31, 2021 – $3 billion) that was offset against derivative liabilities on the Consolidated Balance Sheets.